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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2011

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
8/5/2011

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	45

Form 13F Table Value Total:  	180,489
                                            (thousands)
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
Name of Issuer			     Title of Class   CUSIP	Value	Shares  Inv.	    Other    Voting Authority
								x1000		Discretion  Managers Sole     Shared  None

Ashford Hospitality Trust Inc	     COM SHS	      044103109  1,983  159,254 SOLE	    N/A	      56,494  0	      102,760
Alexandria Real Estate Equities Inc  COM	      015271109  4,544   58,693 SOLE	    N/A	      19,713  0	       38,980
AvalonBay Communities Inc	     COM	      053484101  8,348   65,019 SOLE	    N/A	      22,338  0	       42,681
Brandywine Realty Trust		     SH BEN INT NEW   105368203    668   57,646 SOLE	    N/A	       8,376  0	       49,270
BRE Properties Inc		     CL A	      05564E106  4,252   85,253 SOLE	    N/A	      27,293  0	       57,960
Boston Properties Inc		     COM	      101121101  9,047   85,224 SOLE	    N/A	      29,863  0	       55,361
Camden Property Trust		     SH BEN INT	      133131102  4,895   76,947 SOLE	    N/A	      27,747  0	       49,200
DCT Industrial Trust Inc	     COM	      233153105  2,515  480,788 SOLE	    N/A	     159,948  0	      320,840
Developers Diversified Realty Corp   COM	      251591103  2,415  171,306 SOLE	    N/A	      50,416  0	      120,890
Douglas Emmett Inc		     COM	      25960P109  2,416  121,492 SOLE	    N/A	      59,562  0	       61,930
DuPont Fabros Technology Inc	     COM	      26613Q106  2,323   92,189 SOLE	    N/A	      30,569  0	       61,620
Digital Realty Trust Inc	     COM	      253868103  5,273   85,345 SOLE	    N/A	      32,855  0	       52,490
Duke Realty Corp		     COM NEW	      264411505  2,373  169,367 SOLE        N/A	      24,512  0	      144,855
DiamondRock Hospitality Co	     COM	      252784301    661   61,599 SOLE	    N/A	       8,979  0	       52,620
Equity Residential		     SH BEN INT	      29476L107 10,764  179,396 SOLE	    N/A	      61,306  0	      118,090
Essex Property Trust Inc	     COM	      297178105  2,723   20,130 SOLE	    N/A	       7,280  0	       12,850
General Growth Properties Inc	     COM	      370023103  4,130  247,480 SOLE	    N/A	      35,925  0	      211,555
Glimcher Realty Trust		     SH BEN INT	      379302102  1,812  190,788 SOLE	    N/A	      27,708  0	      163,080
Health Care REIT Inc	             COM	      42217K106  7,006  133,621 SOLE	    N/A	      45,766  0	       87,855
HCP Inc				     COM	      40414L109  7,102  193,565 SOLE	    N/A	      63,915  0	      129,650
Highwoods Properties Inc	     COM	      431284108  1,319   39,816 SOLE	    N/A	       5,796  0	       34,020
Hudson Pacific Properties Inc	     COM	      444097109    398   25,599 SOLE	    N/A	       3,719  0	       21,880
Hospitality Properties Trust	     COM SH BEN INT   44106M102  1,070   44,113 SOLE	    N/A	       6,403  0	       37,710
Host Hotels & Resorts Inc      	     COM	      44107P104  6,535  385,540 SOLE	    N/A	     143,090  0	      242,450
Hersha Hospitality Trust	     SH BEN INT A     427825104    709  127,308 SOLE	    N/A	      18,478  0	      108,830
Kimco Realty Corp		     COM	      49446R109  5,110  274,166 SOLE	    N/A	      75,866  0	      198,300
Kilroy Realty Corp		     COM	      49427F108    664   16,810 SOLE	    N/A	      16,810  0	            -
LaSalle Hotel Properties	     COM SH BEN INT   517942108    739   28,041 SOLE	    N/A	       4,041  0	       24,000
Macerich Co/The			     COM	      554382101  1,712   32,006 SOLE	    N/A	      10,459  0	       21,547
Nationwide Health Properties Inc     COM	      638620104  4,246  102,546 SOLE	    N/A	      43,916  0	       58,630
ProLogis Inc			     COM	      74340W103  7,902  220,468 SOLE	    N/A	      70,895  0	      149,573
Post Properties Inc		     COM	      737464107  2,405   58,995 SOLE	    N/A	      19,675  0	       39,320
Public Storage			     COM	      74460D109  9,727   85,318 SOLE	    N/A	      31,485  0	       53,833
Regency Centers Corp		     COM	      758849103  3,600   81,873 SOLE	    N/A	      36,663  0	       45,210
Rayonier Inc			     COM	      754907103  1,624   24,852 SOLE	    N/A	       3,612  0	       21,240
Sunstone Hotel Investors Inc	     COM	      867892101  1,007  108,582 SOLE	    N/A	      76,942  0	       31,640
SL Green Realty Corp		     COM	      78440X101  4,264   51,458 SOLE	    N/A	      17,453  0	       34,005
Senior Housing Properties Trust	     SH BEN INT	      81721M109  3,226  137,819 SOLE	    N/A	      45,389  0	       92,430
Simon Property Group Inc	     COM	      828806109 20,483  176,224 SOLE	    N/A	      59,119  0	      117,105
STAG Industrial Inc		     COM	      85254J102  1,058   86,332 SOLE	    N/A	      12,462  0	       73,870
Vornado Realty Trust		     SH BEN INT	      929042109  9,793  105,097 SOLE	    N/A	      35,503  0	       69,594
Ventas Inc			     COM	      92276F100  2,032   38,555 SOLE	    N/A	       5,587  0	       32,968
Weingarten Realty Investors	     SH BEN INT	      948741103  4,071  161,814 SOLE	    N/A	      59,664  0	      102,150
Whitestone REIT			     CL B SBI	      966084204     92    7,210 SOLE	    N/A	       1,040  0	        6,170
U-Store-It Trust		     COM	      91274F104  1,452  138,034 SOLE	    N/A	      45,624  0	       92,410

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8/5/2011
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2011.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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